Loss on Disposal of Businesses, net	9 Months Ended
Mar. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Loss on Disposal of Businesses, net

Note 18 – Loss on Disposal of Businesses, net

Sale of Spanish iGaming Operations

On January 18, 2023, the Company sold its Spanish iGaming operations, including its Spanish iGaming license. The Company received approximately $1,200,000 in proceeds and $1,000,000 in cash from the return of a deposit held with the Spanish regulator. Sixty-five percent (65%) of the proceeds and cash received were remitted to the Holder as required. The Company recognized a gain on disposal of the Spanish iGaming operations of $1,114,992 in Loss on disposal of businesses, net in the unaudited condensed consolidated statement of operations.

Sale of Bethard Business

On February 24, 2023, (the “Bethard Closing Date”), the Company, pursuant to a stock purchase agreement (the “Purchase Agreement”) dated February 14, 2023 with Gameday Group PLC, a Malta company (“Purchaser”), completed the divestiture of Prozone Limited, a Malta company containing the online casino and sportsbook business, including the Bethard brand (the “Bethard Business”), that is licensed in Malta and Sweden (together, the sale of Prozone Limited with the Bethard Business herein referred to as the “Sale of the Bethard Business”). The purchase consideration was determined by the Company to be $8,090,965 comprised of cash received on the Bethard Closing Date of €1,650,000 ($1,739,882 using exchange rates in effect on the Bethard Closing Date), holdback consideration, of €150,000 ($158,171 using exchange rates in effect on the Bethard Closing Date) and the Company’s settlement of its contingent consideration liability of €5,872,989 ($6,192,912 using exchange rates in effect on the Bethard Closing Date) that had originated from its acquisition of the Bethard Business on July 13, 2021. The Purchaser further assumed net working capital of the Bethard Business consisting primarily of accounts payable and accrued liabilities estimated to be €1,238,552 ($1,306,021 using exchange rates at the Bethard Closing Date). The Company recognized a loss on disposal of the Bethard Business of $8,601,414 in Loss on disposal of businesses, net in the unaudited condensed consolidated statement of operations.

On February 16, 2023, the Company entered into the Amendment with the Holder as a condition to the closing of the sale of the Bethard Business. The Amendment required the Company to deposit 50% of the proceeds from the Sale of the Bethard Business in a bank account in favor of the Holder. The Amendment also required the Company to deposit 50% of the proceeds of any permitted future sale of assets or any subsequent debt or equity offer or sale (a “Securities Transaction”) and 100% of the proceeds of any additional indebtedness incurred in the future, into such bank account in favor of the Holder, or, at the option of the Holder, redeem amounts under the Senior Convertible Note using such proceeds. 50% of the proceeds received from the Sale of Bethard, or €825,000 ($869,941 using exchange rates in effect on the Closing Date) was deposited into a bank account in favor of the Holder and recorded in Restricted Cash on the unaudited condensed consolidated balance sheet.

The Amendment also modified the Senior Convertible Note to increase the principal balance by $2,950,010, for fees of $450,010 and converted accrued liabilities of $2,500,000. The Amendment further provided for a voluntary reduction in the Conversion Price (as defined in the Senior Convertible Note) when, among other things, the Company issued or was deemed to issue common stock in a future registered offering at a price below the Conversion Price then in effect, to the lower issuance price in such offering, subject to certain exceptions. The Amendment also provided rights to the Holder to participate in future Securities Transactions for a period of two years from the later of the date of the Amendment and the date that no payment amounts due to the Holder remain outstanding.

Closure of Argyll

On November 10, 2022, the Company determined that it would close down its licensed remote gambling operation in the UK market. On November 15, 2022, as part of the winding down of the Argyll UK iGaming operations, players were informed that they would no longer be able to place bets from November 30, 2022 and that they could withdraw their balances through December 7, 2022. On December 8, 2022 Argyll UK surrendered its UK license and the surrender was confirmed by the UKGC on December 9, 2022. Between December 7, 2022 and December 14, 2022 Argyll UK attempted to refund customer accounts that still had remaining balances. On March 3, 2023, the Board determined that the Company’s wholly-owned subsidiary Argyll Entertainment, the Company’s Swiss entity that is part of Argyll UK, would be liquidated. The Swiss courts declared Argyll Entertainment bankrupt on March 27, 2023, at which point the Company lost control of Argyll Entertainment and, as a result, deconsolidated the entity. The Company had previously fully impaired the goodwill, intangible assets and other long-lived assets of Argyll UK in the fiscal year ended June 30, 2022. The Company recognized a gain on disposal of Argyll Entertainment of $3,288,060 in loss on disposal of businesses, net in the unaudited condensed consolidated statement of operations.